                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:    May 31, 2021
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-04708
                                  ---------------------------------------------

                            SunAmerica Income Funds
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               (Exact name of registrant as specified in charter)

                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                                  SunAmerica
                              Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
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Date of fiscal year end:  03/31
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Date of reporting period:  07/01/2021-07/16/2021
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         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2021 - 07/16/2021
SunAmerica Income Funds

For the shareholder meetings held July 1, 2021 to July 16, 2021*

*During the reporting period, on or before July 16, 2021 all of the remaining series of SunAmerica Income Funds were sold to Touchstone Investments and held no voting shares of record after that date.








=========================== AIG Flexible Credit Fund ===========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to July 16, 2021. The Portfolio merged with and into the Touchstone Strategic Income Opportunities Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== AIG Strategic Bond Fund ============================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to July 16, 2021. The Portfolio merged with and into the Touchstone Strategic Income Opportunities Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== AIG U.S. Government Securities Fund ======================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to July 16, 2021. The Portfolio merged with and into the Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust (the "Group Trust"), on July 16, 2021 and held no voting shares of record after that date. The Group Trust's filing numbers are 811-08104 and 033-70958.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SunAmerica Income Funds

By (Signature and Title)*:  /s/ John Genoy
                            ----------------------------------------------------
                            Name: John Genoy
                            Title: President and Principal Executive Officer
                                   of the Funds

Date:  October 22, 2021

* Print the name and title of each signing officer under his or her signature.